Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2016
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2016	December 31, 2015
Cash at banks	$9,180	$37,719
Short-term deposits	29,039	115
Total cash and cash equivalents	$38,219	$37,834